Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2022	Mar. 31, 2021
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.80%	0.70%
Rate of salary increase	1.50%	1.50%
Foreign plans [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	2.10%
Rate of salary increase	2.00%	2.00%
Foreign plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.00%	3.40%
Rate of salary increase	3.60%	3.10%